PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.2%
Australia : 2.3%
58,356
Ampol Ltd.
$ 1,513,765
0.3
324,931
Aurizon Holdings Ltd.
847,241
0.2
208,116
Brambles Ltd.
2,190,229
0.4
457,125
Medibank Pvt Ltd.
1,120,012
0.2
175,037
QBE Insurance Group Ltd.
2,069,056
0.4
6,447
Rio Tinto Ltd.
511,667
0.1
1,033,819
Telstra Group Ltd.
2,600,488
0.5
110,327
Transurban Group
957,098
0.2
11,809,556
2.3
Bermuda : 0.5%
35,460
Axis Capital Holdings Ltd.
2,305,609
0.5
Brazil : 0.5%
106,635
XP, Inc. - Class A
2,736,254
0.5
Canada : 3.0%
27,459  Brookfield Asset
Management Ltd. - Class A
1,153,458
0.2
17,629
(1)
Canadian Imperial Bank of
Commerce
893,716
0.2
92,484
Cenovus Energy, Inc.
1,848,929
0.4
18,540
iA Financial Corp., Inc.
1,151,778
0.2
38,633
Parkland Corp.
1,230,392
0.3
18,884
Pembina Pipeline Corp.
666,527
0.1
16,692  Rogers Communications,
Inc. - Class B
683,922
0.1
66,299
(1)
Suncor Energy, Inc.
2,446,781
0.5
63,635
TELUS Corp.
1,018,029
0.2
19,529
Thomson Reuters Corp.
3,039,174
0.6
11,188  West Fraser Timber Co.
Ltd.
966,039
0.2
15,098,745
3.0
Denmark : 0.6%
100,779
Danske Bank A/S
3,025,025
0.6
France : 2.5%
86,084
AXA SA
3,232,963
0.6
17,253
BNP Paribas SA
1,228,329
0.2
34,874
Carrefour SA
598,242
0.1
10,686
Cie de Saint-Gobain
829,383
0.2
63,242
Getlink SE
1,076,788
0.2
242,930
Orange SA
2,856,870
0.6
15,895
Sanofi
1,546,342
0.3
8,662
Thales SA
1,476,706
0.3
12,845,623
2.5
Germany : 1.1%
7,998
Allianz SE
2,397,146
0.5
33,718
Daimler Truck Holding AG
1,708,658
0.3
5,053
Heidelberg Materials AG
556,243
0.1
13,519
(2)
Scout24 SE
1,018,502
0.2
5,680,549
1.1
Hong Kong : 1.4%
634,500  BOC Hong Kong Holdings
Ltd.
1,701,278
0.3
339,500
CK Asset Holdings Ltd.
1,398,969
0.3
331,500  CK Hutchison Holdings
Ltd.
1,595,393
0.3
522,000
Hang Lung Properties Ltd.
536,797
0.1
22,900  Jardine Matheson
Holdings Ltd.
848,789
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
185,500  Power Assets Holdings
Ltd.
$ 1,086,771
0.2
7,167,997
1.4
Israel : 0.2%
109,952
Bank Leumi Le-Israel BM
913,975
0.2
Italy : 1.6%
872,299
Intesa Sanpaolo SpA
3,166,924
0.6
103,857
(2)
Poste Italiane SpA
1,300,731
0.3
95,868
UniCredit SpA
3,641,011
0.7
8,108,666
1.6
Japan : 7.0%
116,600
Central Japan Railway Co.
2,895,800
0.6
114,600  Chubu Electric Power Co.,
Inc.
1,498,527
0.3
20,000
Dai-ichi Life Holdings, Inc.
510,091
0.1
51,200
(1)
Daiwa House Industry Co.
Ltd.
1,523,989
0.3
1,600
Disco Corp.
584,854
0.1
414,800
ENEOS Holdings, Inc.
1,998,445
0.4
5,100
Hoya Corp.
637,861
0.1
36,400
(1)
Japan Airlines Co. Ltd.
691,153
0.1
127,300
(1)
Japan Post Bank Co. Ltd.
1,367,878
0.3
106,900  Japan Post Holdings Co.
Ltd.
1,077,031
0.2
134,600
Japan Tobacco, Inc.
3,588,696
0.7
19,900
NEC Corp.
1,452,806
0.3
13,800  Nippon Express Holdings,
Inc.
704,423
0.1
1,366,200  Nippon Telegraph &
Telephone Corp.
1,627,285
0.3
22,700
Nitto Denko Corp.
2,075,733
0.4
29,400  Ono Pharmaceutical Co.
Ltd.
481,718
0.1
23,000
ORIX Corp.
503,050
0.1
24,400
Secom Co. Ltd.
1,766,574
0.4
50,800
Sekisui Chemical Co. Ltd.
740,959
0.2
119,500
Sekisui House Ltd.
2,721,932
0.5
21,200
Sumitomo Corp.
510,665
0.1
50,500  Sumitomo Mitsui Financial
Group, Inc.
2,952,872
0.6
50,200  Takeda Pharmaceutical
Co. Ltd.
1,396,257
0.3
29,700
Trend Micro, Inc./Japan
1,508,366
0.3
76,400
(1)
USS Co. Ltd.
631,610
0.1
35,448,575
7.0
Jordan : 0.2%
47,463  Hikma Pharmaceuticals
PLC
1,148,176
0.2
Netherlands : 1.5%
6,908  BE Semiconductor
Industries NV
1,058,161
0.2
259,964
Koninklijke KPN NV
972,374
0.2
64,442
NN Group NV
2,974,980
0.6
15,715
Wolters Kluwer NV
2,460,818
0.5
7,466,333
1.5
Norway : 0.3%
109,698
Telenor ASA
1,220,102
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore : 0.3%
1,615,400
Genting Singapore Ltd.
$ 1,059,439
0.2
58,700  Oversea-Chinese Banking
Corp. Ltd.
586,523
0.1
1,645,962
0.3
Spain : 2.0%
30,695
(1)
ACS Actividades de
Construccion y Servicios
SA
1,285,462
0.3
7,711
(2)
Aena SME SA
1,518,714
0.3
57,543  Industria de Diseno Textil
SA
2,897,661
0.6
44,959
Red Electrica Corp. SA
767,950
0.1
107,719
Repsol SA
1,797,967
0.4
389,969
Telefonica SA
1,722,206
0.3
9,989,960
2.0
Sweden : 0.5%
12,141
Holmen AB - Class B
493,895
0.1
40,112
(1)
SKF AB - Class B
818,879
0.2
59,949
(1)
Swedbank AB - Class A
1,189,852
0.2
2,502,626
0.5
Switzerland : 1.4%
39,241
Holcim AG
3,555,108
0.7
37,857
Novartis AG, Reg
3,666,770
0.7
7,221,878
1.4
United Kingdom : 3.7%
191,366
BAE Systems PLC
3,261,911
0.7
98,841  British American Tobacco
PLC
2,999,928
0.6
417,422
Centrica PLC
672,908
0.1
38,118
Compass Group PLC
1,118,100
0.2
116,932
Imperial Brands PLC
2,613,965
0.5
154,745
J Sainsbury PLC
528,367
0.1
60,913
Smiths Group PLC
1,262,634
0.3
68,849
Standard Chartered PLC
583,682
0.1
628,599
Vodafone Group PLC
557,520
0.1
35,615
Whitbread PLC
1,488,988
0.3
12,759
Willis Towers Watson PLC
3,508,725
0.7
18,596,728
3.7
United States : 68.6%
43,258
AbbVie, Inc.
7,877,282
1.6
5,691
Acuity Brands, Inc.
1,529,342
0.3
18,453
AECOM
1,809,870
0.4
36,310
Agree Realty Corp.
2,074,027
0.4
10,938  Allison Transmission
Holdings, Inc.
887,728
0.2
91,690
Altria Group, Inc.
3,999,518
0.8
29,923
Amdocs Ltd.
2,704,142
0.5
38,831  American Electric Power
Co., Inc.
3,343,349
0.7
5,809  American Financial Group,
Inc.
792,812
0.2
1,497
Ameriprise Financial, Inc.
656,345
0.1
15,137
AmerisourceBergen Corp.
3,678,140
0.7
15,522
AMETEK, Inc.
2,838,974
0.6
11,341
Amgen, Inc.
3,224,473
0.6
7,862
Aon PLC - Class A
2,623,707
0.5
9,012
Applied Materials, Inc.
1,858,545
0.4
14,585
Assurant, Inc.
2,745,480
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
56,431
AT&T, Inc.
$ 993,186
0.2
13,597
Atmos Energy Corp.
1,616,275
0.3
11,128  Automatic Data
Processing, Inc.
2,779,107
0.5
4,455  AvalonBay Communities,
Inc.
826,670
0.2
52,403
Avnet, Inc.
2,598,141
0.5
83,366
Baker Hughes Co.
2,792,761
0.6
17,210
Black Hills Corp.
939,666
0.2
84,000
Bristol-Myers Squibb Co.
4,555,320
0.9
53,833  Brixmor Property Group,
Inc.
1,262,384
0.3
9,279  Broadridge Financial
Solutions, Inc.
1,900,896
0.4
16,825
Brown & Brown, Inc.
1,472,861
0.3
7,797  Capital One Financial
Corp.
1,160,895
0.2
27,517
Cardinal Health, Inc.
3,079,152
0.6
16,428
Cboe Global Markets, Inc.
3,018,316
0.6
47,010
Chevron Corp.
7,415,357
1.5
21,345
Church & Dwight Co., Inc.
2,226,497
0.4
12,584
Cigna Group
4,570,383
0.9
3,765
Cintas Corp.
2,586,668
0.5
118,153
Cisco Systems, Inc.
5,897,016
1.2
57,629
Citigroup, Inc.
3,644,458
0.7
16,359
CME Group, Inc.
3,521,929
0.7
33,647
CNO Financial Group, Inc.
924,620
0.2
26,546
Coca-Cola Co.
1,624,084
0.3
45,164
Colgate-Palmolive Co.
4,067,018
0.8
49,152
Comcast Corp. - Class A
2,130,739
0.4
40,920  Commerce Bancshares,
Inc.
2,176,944
0.4
20,817
ConocoPhillips
2,649,588
0.5
75,433
Coterra Energy, Inc.
2,103,072
0.4
19,399
CSX Corp.
719,121
0.1
56,285
CVS Health Corp.
4,489,292
0.9
62,979
Dow, Inc.
3,648,373
0.7
22,905
DTE Energy Co.
2,568,567
0.5
47,126  Dun & Bradstreet
Holdings, Inc.
473,145
0.1
43,988
Edison International
3,111,271
0.6
25,145
Electronic Arts, Inc.
3,335,987
0.7
44,445
Element Solutions, Inc.
1,110,236
0.2
5,230
Elevance Health, Inc.
2,711,964
0.5
13,042
EOG Resources, Inc.
1,667,289
0.3
38,044
Equitable Holdings, Inc.
1,446,052
0.3
49,107
Equity Residential
3,099,143
0.6
37,499
Essent Group Ltd.
2,231,566
0.4
56,127
Evergy , Inc.
2,996,059
0.6
22,905
Fortive Corp.
1,970,288
0.4
53,965  Gaming and Leisure
Properties, Inc.
2,486,168
0.5
48,299
General Mills, Inc.
3,379,481
0.7
28,952
General Motors Co.
1,312,973
0.3
79,898
Genpact Ltd.
2,632,639
0.5
70,151
Gentex Corp.
2,533,854
0.5
17,983
Genuine Parts Co.
2,786,106
0.6
55,848
Gilead Sciences, Inc.
4,090,866
0.8
10,097
Globe Life, Inc.
1,174,988
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
3,718  Goldman Sachs Group,
Inc.
$ 1,552,971
0.3
55,444
H&R Block, Inc.
2,722,855
0.5
32,411  Hartford Financial Services
Group, Inc.
3,339,954
0.7
30,342  Hewlett Packard
Enterprise Co.
537,964
0.1
64,280
Host Hotels & Resorts, Inc.
1,329,310
0.3
5,760
Humana, Inc.
1,997,107
0.4
4,347
Ingredion, Inc.
507,947
0.1
18,054  International Bancshares
Corp.
1,013,552
0.2
12,414  International Business
Machines Corp.
2,370,577
0.5
21,706  Iridium Communications,
Inc.
567,829
0.1
56,133
Johnson & Johnson
8,879,679
1.8
25,758
Kimberly-Clark Corp.
3,331,797
0.7
1,739
KLA Corp.
1,214,813
0.2
65,710
Kraft Heinz Co.
2,424,699
0.5
23,370
Leidos Holdings, Inc.
3,063,573
0.6
23,579
LKQ Corp.
1,259,354
0.2
41,059
Loews Corp.
3,214,509
0.6
6,655
ManpowerGroup , Inc.
516,694
0.1
7,144  Marsh & McLennan Cos.,
Inc.
1,471,521
0.3
5,471
McKesson Corp.
2,937,106
0.6
62,506
Merck & Co., Inc.
8,247,667
1.6
37,769
MetLife, Inc.
2,799,061
0.6
143,888
MGIC Investment Corp.
3,217,336
0.6
13,762  Molson Coors Beverage
Co. - Class B
925,495
0.2
6,964  Mondelez International,
Inc. - Class A
487,480
0.1
1,246  Monolithic Power Systems,
Inc.
844,065
0.2
27,969  MSC Industrial Direct Co.,
Inc. - Class A
2,714,112
0.5
36,222
National Fuel Gas Co.
1,945,846
0.4
25,912
NetApp, Inc.
2,719,983
0.5
3,494
NewMarket Corp.
2,217,362
0.4
75,235
NiSource, Inc.
2,081,000
0.4
37,385
NorthWestern Corp.
1,904,018
0.4
3,384
NVIDIA Corp.
3,057,647
0.6
2,276  Old Dominion Freight Line,
Inc.
499,150
0.1
12,416
ONE Gas, Inc.
801,204
0.2
26,790
OneMain Holdings, Inc.
1,368,701
0.3
8,516
Owens Corning
1,420,469
0.3
38,386
PepsiCo, Inc.
6,717,934
1.3
63,757
PG&E Corp.
1,068,567
0.2
52,005  Philip Morris International,
Inc.
4,764,698
0.9
27,999
Phillips 66
4,573,357
0.9
10,778
PPG Industries, Inc.
1,561,732
0.3
15,515
Procter & Gamble Co.
2,517,309
0.5
18,080
Prudential Financial, Inc.
2,122,592
0.4
15,822
Qualcomm, Inc.
2,678,665
0.5
11,853
Regency Centers Corp.
717,818
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
14,999  Reinsurance Group of
America, Inc.
$ 2,893,007
0.6
4,710  Reliance Steel &
Aluminum Co.
1,573,988
0.3
180,078
Rithm Capital Corp.
2,009,670
0.4
59,329
Rollins, Inc.
2,745,153
0.5
11,392
RPM International, Inc.
1,355,078
0.3
14,083
Ryder System, Inc.
1,692,636
0.3
31,314
Sempra Energy
2,249,285
0.4
8,413
Sherwin-Williams Co.
2,922,087
0.6
4,575
Skyworks Solutions, Inc.
495,564
0.1
39,263
SLM Corp.
855,541
0.2
10,470
Snap-on, Inc.
3,101,423
0.6
34,045
Sonoco Products Co.
1,969,163
0.4
44,514  SS&C Technologies
Holdings, Inc.
2,865,366
0.6
42,115
Synchrony Financial
1,815,999
0.4
23,223
Tapestry, Inc.
1,102,628
0.2
36,582
TEGNA, Inc.
546,535
0.1
16,012
Travelers Cos., Inc.
3,685,002
0.7
14,929
UnitedHealth Group, Inc.
7,385,376
1.5
59,290
Unum Group
3,181,501
0.6
25,779
Valero Energy Corp.
4,400,218
0.9
142,170  Verizon Communications,
Inc.
5,965,453
1.2
99,714
VICI Properties, Inc.
2,970,480
0.6
2,421  Watts Water Technologies,
Inc. - Class A
514,584
0.1
77,155
Wells Fargo & Co.
4,471,904
0.9
146,804
Wendy's Co.
2,765,787
0.5
9,373
Xcel Energy, Inc.
503,799
0.1
347,417,471
68.6
Total Common Stock
(Cost $441,188,209)
502,349,810
99.2
EXCHANGE-TRADED FUNDS : 0.2%
5,221  iShares MSCI EAFE Value
ETF
284,022
0.1
3,931  iShares Russell 1000
Value ETF
704,082
0.1
988,104
0.2
Total Exchange-Traded
Funds
(Cost $918,705)
988,104
0.2
Total Long-Term
Investments
(Cost $442,106,914)
503,337,914
99.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.6%
Repurchase Agreements : 1.6%
1,880,378
(3)
Bank of America
Inc., Repurchase
Agreement dated
03/28/2024, 5.330%, due
04/01/2024 (Repurchase
Amount $1,881,476,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.657%, Market Value
plus accrued interest
$1,917,986, due
09/01/28-03/20/72)
$ 1,880,378
0.4
1,880,378
(3)
Citigroup, Inc.,
Repurchase Agreement
dated 03/28/2024,
5.340%, due 04/01/2024
(Repurchase Amount
$1,881,478, collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$1,917,986, due
09/20/44-01/20/54)
1,880,378
0.4
346,179
(3)
Deutsche Bank Securities
Inc., Repurchase
Agreement dated
03/28/2024, 5.330%, due
04/01/2024 (Repurchase
Amount $346,381,
collateralized by various
U.S. Government Agency
Obligations, 1.500%-
7.500%, Market Value plus
accrued interest $353,103,
due 06/01/36-04/01/54)
346,179
0.0
1,880,378
(3)
Nomura Securities
International, Inc.,
Repurchase Agreement
dated 03/28/2024,
5.320%, due 04/01/2024
(Repurchase Amount
$1,881,474, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$1,917,987, due
01/01/28-07/15/58)
1,880,378
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,880,378
(3)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
03/28/2024, 5.280%, due
04/01/2024 (Repurchase
Amount $1,881,466,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,917,986, due
04/04/24-02/01/54)
$ 1,880,378
0.4
Total Repurchase
Agreements
(Cost $7,867,691)
7,867,691
1.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.0%
251,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $251,000) $ 251,000 0.0
Total Short-Term
Investments
(Cost $8,118,691)
8,118,691
1.6
Total Investments in
Securities
(Cost $450,225,605) $ 511,456,605 101.0
Liabilities in Excess of
Other Assets (4,887,875) (1.0)
Net Assets $ 506,568,730 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 22.5%
Health Care 15.1
Industrials 13.7
Consumer Staples 9.3
Energy 7.3
Information Technology 6.6
Utilities 5.8
Communication Services 5.5
Consumer Discretionary 5.0
Materials 4.8
Real Estate 3.6
Exchange-Traded Funds 0.2
Short-Term Investments 1.6
Liabilities in Excess of Other Assets (1.0)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 11,809,556 $ — $ 11,809,556
Bermuda 2,305,609 — — 2,305,609
Brazil 2,736,254 — — 2,736,254
Canada 15,098,745 — — 15,098,745
Denmark — 3,025,025 — 3,025,025
France — 12,845,623 — 12,845,623
Germany — 5,680,549 — 5,680,549
Hong Kong 848,789 6,319,208 — 7,167,997
Israel — 913,975 — 913,975
Italy — 8,108,666 — 8,108,666
Japan 2,507,533 32,941,042 — 35,448,575
Jordan — 1,148,176 — 1,148,176
Netherlands — 7,466,333 — 7,466,333
Norway 1,220,102 — — 1,220,102
Singapore — 1,645,962 — 1,645,962
Spain — 9,989,960 — 9,989,960
Sweden — 2,502,626 — 2,502,626
Switzerland — 7,221,878 — 7,221,878
United Kingdom 3,508,725 15,088,003 — 18,596,728
United States 347,417,471 — — 347,417,471
Total Common Stock 375,643,228 126,706,582 — 502,349,810
Exchange-Traded Funds 988,104 — — 988,104
Short-Term Investments 251,000 7,867,691 — 8,118,691
Total Investments, at fair value $ 376,882,332 $ 134,574,273 $ — $ 511,456,605
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 71,883,014
Gross Unrealized Depreciation (10,652,014)
Net Unrealized Appreciation $ 61,231,000